Property, Plant, and Equipment, net - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 35,432	$ 35,592
Less: Accumulated depreciation	(21,806)	(20,997)
Property, plant and equipment, net	13,626	14,595
Buildings
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	364	338
Plant and machinery
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	2,399	2,213
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	285	285
Computer and office equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	14,803	16,896
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,814	1,696
Internal use software
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	15,020	11,311
Construction in progress
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 747	$ 2,853